Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Belgium - 0.9%
Umicore SA	15,993	$ 905,835

Bermuda - 1.1%
Arch Capital Group, Ltd. (A)	34,833	1,094,105

Canada - 2.6%
Agnico Eagle Mines, Ltd.	21,666	1,513,370
Intact Financial Corp.	8,693	958,524

		2,471,894

China - 2.2%
Alibaba Group Holding, Ltd., ADR (A)	8,377	2,126,334

Denmark - 0.7%
Vestas Wind Systems A/S	3,149	676,146

France - 4.7%
Air Liquide SA	4,978	814,136
Cie de Saint-Gobain (A)	42,155	2,095,575
Schneider Electric SE	10,675	1,562,400

		4,472,111

Germany - 8.1%
Continental AG	10,955	1,533,196
Deutsche Post AG	48,223	2,381,977
HeidelbergCement AG	25,451	1,881,318
Vonovia SE	29,149	1,946,278

		7,742,769

India - 1.7%
ICICI Bank, Ltd., ADR (A)	105,339	1,590,619

Ireland - 1.3%
Medtronic PLC	10,979	1,222,292

Italy - 2.9%
Enel SpA	281,073	2,787,678

Japan - 6.6%
KDDI Corp.	56,400	1,657,750
Kyocera Corp.	11,300	724,242
Nintendo Co., Ltd.	1,700	978,580
Panasonic Corp.	66,700	865,915
Sony Corp.	21,800	2,086,535

		6,313,022

Netherlands - 1.2%
Koninklijke Philips NV (A)	21,869	1,192,060

Republic of Korea - 4.6%
LG Corp.	12,982	1,147,954
Samsung Electronics Co., Ltd.	45,113	3,298,075

		4,446,029

Singapore - 0.9%
CapitaLand Integrated Commercial Trust, REIT	534,500	853,943

Sweden - 4.7%
Svenska Handelsbanken AB, A Shares (A)	163,087	1,625,814

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares (A)	74,575	$ 1,403,185
Tele2 AB, B Shares	104,457	1,441,593

		4,470,592

Switzerland - 3.4%
Roche Holding AG	5,542	1,912,609
TE Connectivity, Ltd.	11,339	1,365,216

		3,277,825

United Kingdom - 3.1%
Lloyds Banking Group PLC (A)	2,919,380	1,310,016
Willis Towers Watson PLC	8,158	1,655,585

		2,965,601

United States - 47.3%
Aflac, Inc.	27,337	1,235,086
Alnylam Pharmaceuticals, Inc. (A)	5,066	762,332
Amazon.com, Inc. (A)	750	2,404,650
Apple, Inc.	13,972	1,843,745
Applied Materials, Inc.	15,405	1,489,355
Becton Dickinson & Co.	10,364	2,713,192
BioMarin Pharmaceutical, Inc. (A)	10,964	907,600
Bridgebio Pharma, Inc. (A) (B)	10,879	617,492
Carrier Global Corp.	33,452	1,287,902
Cerner Corp.	12,535	1,004,179
Deere & Co.	7,620	2,200,656
Discover Financial Services	26,989	2,254,661
Facebook, Inc., Class A (A)	10,868	2,807,531
Fidelity National Information Services, Inc.	11,507	1,420,654
First Horizon Corp.	96,487	1,340,204
First Solar, Inc. (A)	6,367	631,288
Globe Life, Inc.	16,847	1,522,800
Ionis Pharmaceuticals, Inc. (A)	9,423	566,040
Keysight Technologies, Inc. (A)	6,358	900,229
Kohl’s Corp.	29,024	1,278,798
Martin Marietta Materials, Inc.	3,713	1,067,153
Medical Properties Trust, Inc., REIT	59,473	1,255,475
Microsoft Corp.	19,469	4,516,029
Neurocrine Biosciences, Inc. (A)	7,642	838,710
New Relic, Inc. (A)	6,438	484,009
Progressive Corp.	12,009	1,047,065
Ralph Lauren Corp.	9,302	939,967
Regeneron Pharmaceuticals, Inc. (A)	979	493,259
Reinsurance Group of America, Inc.	20,119	2,113,501
Verizon Communications, Inc.	26,139	1,431,110
Visa, Inc., Class A	6,861	1,325,888
Warner Music Group Corp., Class A	16,421	576,213

		45,276,773

Total Common Stocks (Cost $69,321,613)		93,885,628

EXCHANGE-TRADED FUND - 1.4%
United States - 1.4%
iShares MSCI China ETF (B)	15,180	1,328,554

Total Exchange-Traded Fund (Cost $1,271,099)		1,328,554

Transamerica Funds	Page 1

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	1,405,268	$ 1,405,268

Total Other Investment Company (Cost $1,405,268)		1,405,268

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $397,118 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2023, and with a value of $405,083.	$ 397,118	397,118

Total Repurchase Agreement (Cost $397,118)		397,118

Total Investments (Cost $72,395,098)		97,016,568
Net Other Assets (Liabilities) - (1.3)%		(1,212,909)

Net Assets - 100.0%		$ 95,803,659

Transamerica Funds	Page 2

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.9%	$9,626,666
Banks	7.5	7,269,838
Technology Hardware, Storage & Peripherals	5.3	5,141,820
Health Care Equipment & Supplies	5.3	5,127,544
Software	5.1	5,000,038
Internet & Direct Marketing Retail	4.7	4,530,984
Biotechnology	4.3	4,185,433
Building Products	3.5	3,383,477
Wireless Telecommunication Services	3.2	3,099,343
Electronic Equipment, Instruments & Components	3.1	2,989,687
Household Durables	3.0	2,952,450
Construction Materials	3.0	2,948,471
Interactive Media & Services	2.9	2,807,531
Electric Utilities	2.9	2,787,678
IT Services	2.8	2,746,542
Air Freight & Logistics	2.4	2,381,977
Consumer Finance	2.3	2,254,661
Electrical Equipment	2.3	2,238,546
Machinery	2.3	2,200,656
Semiconductors & Semiconductor Equipment	2.2	2,120,643
Equity Real Estate Investment Trusts	2.2	2,109,418
Real Estate Management & Development	2.0	1,946,278
Pharmaceuticals	2.0	1,912,609
Chemicals	1.8	1,719,971
Entertainment	1.6	1,554,793
Auto Components	1.6	1,533,196
Metals & Mining	1.6	1,513,370
Diversified Telecommunication Services	1.5	1,431,110
International Equity Funds	1.4	1,328,554
Multiline Retail	1.3	1,278,798
Industrial Conglomerates	1.2	1,147,954
Health Care Technology	1.0	1,004,179
Textiles, Apparel & Luxury Goods	1.0	939,967

Investments	98.2	95,214,182
Short-Term Investments	1.8	1,802,386

Total Investments	100.0%	$97,016,568

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$56,802,818	$37,082,810	$—	$93,885,628
Exchange-Traded Fund	1,328,554	—	—	1,328,554
Other Investment Company	1,405,268	—	—	1,405,268
Repurchase Agreement	—	397,118	—	397,118

Total Investments	$59,536,640	$37,479,928	$—	$97,016,568

Transamerica Funds	Page 3

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,845,337, collateralized by cash collateral of $1,405,268 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $481,342. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Global Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5